Income Taxes - Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 657	$ 2,409	$ 2,292
Additions based on tax positions related to the current year	70	45	97
Additions based on tax positions of prior years	13	367	255
Reductions for tax positions of prior years	(443)	(1,411)	(123)
Settlements	(38)	(753)	(112)
Balance at end of year	$ 259	$ 657	$ 2,409